                                              Supplement to Prospectus Dated May 1, 2001
                                                    Supplement dated August 1, 2001

This Supplement should be retained with the current Prospectus for your variable annuity contract issued by American Skandia Life
Assurance Corporation ("American Skandia").  If you do not have a current prospectus, please contact American Skandia at
1-800-SKANDIA.

                                                             MERGER PROXY

Effective  August 1, 2001,  the  Evergreen  VA  Perpetual  International  portfolio  is closed to new  allocations  of  Account  Value.
Effective  August 1, 2001,  the  Evergreen VA  International  Growth  portfolio  will be offered as a  Sub-account  under your Annuity.
Pursuant to a shareholder vote the Evergreen VA Perpetual  International  portfolio and the Evergreen VA International Growth portfolio will merge  effective  August 3, 2001.  Upon  completion of the merger,  the Evergreen VA  International  Growth  portfolio will be the surviving  portfolio.  Evergreen  Investment  Management  Company,  LLC is the  Sub-advisor  of the Evergreen VA  International  Growth portfolio.  Effective August 3, 2001, the Evergreen VA Perpetual International portfolio no longer exists.

----------------------------------------------------------------------------------------------------------------------------------------
                                           Underlying Mutual Fund Portfolio Annual Expenses
                               (as a percentage of the average net assets of the underlying Portfolios)
----------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
                                                    Management     Other         12b-1 Fees       Total       Fee          Net
                                                       Fees         Expenses                      Annual     Waivers       Annual
              UNDERLYING PORTFOLIO                                                              Portfolio    and           Fund
                                                                                                Operating    Expense       Operating
                                                                                                 Expenses    Reimburse-mentExpenses

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
Evergreen Variable Annuity Trust:
  International Growth                                 0.66%         0.52%           0.00%         1.18%          N/A         1.18%
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------

EXPENSE EXAMPLES

----------------------------------------------------------------------------------------------------------------------------------------
                                                                  Expense Examples
                                                 (amounts shown are rounded to the nearest dollar)
----------------------------------------------------------------------------------------------------------------------------------------

                                         -------------------------------------------- ----- ------------------------------------------
                                         If you  surrender  your  Annuity at the end         If you do not surrender your Annuity at
                                         of the  applicable  time period,  you would         the end of the applicable time period
                                         pay  the  following  expenses  on a  $1,000         or begin taking annuity payments at
                                         investment,  assuming  5% annual  return on         such time, you would pay the following
                                         assets:                                             expenses on a $1,000 investment,
                                                                                             assuming 5% annual return on assets:
                                         -------------------------------------------- ----- ------------------------------------------

After:                                                                                 After:
----------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------- --------- ---------- --------- ---------- ------ ---------- ---------- --------- ----------
Sub-Account:                                 1 Year    3 Years    5 Years   10 Years          1 Year     3 Years    5 Years
                                                                                                                              10 Years
--------------------------------------------
-------------------------------------------- --------- ---------- --------- ---------- ------ ---------- ---------- --------- ----------
Evergreen VA International Growth              102        142       180        297               27         82        140        297
-------------------------------------------- --------- ---------- --------- ---------- ------ ---------- ---------- --------- ----------

INVESTMENT OPTIONS

WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS?

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    Evergreen VA  International  Growth:  seeks long-term growth and,  secondarily,  modest income.
                    The Portfolio invests primarily in equity securities issued by established,  quality,  non-U.S.
  INTER-NATIONAL    companies  located in countries  with  developed  markets,  but may purchase  across all market
      EQUITY        capitalizations.  The  Portfolio  normally  invests  at  least  65%  of  its  total  assets  in   Evergreen Investment
                    securities  of companies in at least three  different  countries  (other than the U.S.) and may   Management Company,
                    invest in emerging markets and in securities of companies in the formerly  communist  countries           LLC
                    of Eastern Europe.  The Portfolio  invests in companies that are both growth  opportunities and value  opportunities.  The Portfolio may invest in debt securities,  including up to 10% of its assets in below investment grade debt securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

---------------------------------------------------------------------------------------------------------------------------------------

                                              Supplement to Prospectus Dated May 1, 2001
                                                    Supplement dated June 19, 2001

This Supplement should be retained with the current Prospectus for your variable annuity contract issued by American Skandia Life
Assurance Corporation ("American Skandia").  If you do not have a current prospectus, please contact American Skandia at
1-800-SKANDIA.

                                                 INVESTMENT ADVISOR/SUB-ADVISOR CHANGE

Effective May 18, 2001, the shareholders of the Evergreen VA Capital Growth portfolio have approved the Investment  Advisory  Agreement naming  Evergreen  Investment  Management  Company,  LLC as the Investment  Advisor of the portfolio.  In addition,  shareholders  have approved the agreement naming Pilgrim Baxter Value Investors, Inc. as the Sub-advisor of the portfolio.

FUSI AS2 -SUPP. (8/1/01)                                      1                                                               FSII